UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2016

IRE-QTLY-1216
1.809077.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 10.2%
360 Capital Group Ltd. unit	3,166,759	$2,276,461
Abacus Property Group unit	2,877,449	6,128,851
ALE Property Group	320,214	1,049,859
Arena (REIT) unit	2,204,934	3,245,563
Hotel Property Investments unit	968,982	2,078,635
Mirvac Group unit	6,108,031	9,710,932
National Storage (REIT) unit	1,807,411	1,993,601
Propertylink Group unit	6,216,800	3,452,257
Rural Funds Group unit	946,503	1,177,208
Westfield Corp. unit (a)	1,901,930	12,876,504

TOTAL AUSTRALIA		43,989,871

Austria - 3.1%
Buwog-Gemeinnuetzige Wohnung	544,372	13,155,820
Belgium - 0.7%
Warehouses de Pauw	33,737	3,106,478
Bermuda - 4.3%
Great Eagle Holdings Ltd.	507,080	2,252,439
Hongkong Land Holdings Ltd.	1,347,500	9,028,250
Tai Cheung Holdings Ltd.	8,480,000	7,227,444

TOTAL BERMUDA		18,508,133

Cayman Islands - 5.4%
Cheung Kong Property Holdings Ltd.	3,157,000	23,385,788
France - 3.8%
Altarea SCA	44,757	8,548,967
Societe Fonciere Lyonnaise SA	115,768	6,582,968
Terreis	29,200	1,105,873

TOTAL FRANCE		16,237,808

Germany - 7.7%
alstria office REIT-AG	445,000	5,742,303
DIC Asset AG	482,700	4,630,656
LEG Immobilien AG	48,627	4,101,741
Vonovia SE	535,990	18,878,269

TOTAL GERMANY		33,352,969

Greece - 0.2%
Grivalia Properties REIC	140,391	1,081,882
Hong Kong - 7.3%
Henderson Land Development Co. Ltd.	1,956,000	11,588,888
Hysan Development Co. Ltd.	1,879,703	8,676,801
Magnificent Hotel Investment Ltd.	74,279,000	1,743,110
Sino Land Ltd.	4,148,394	7,060,595
Sun Hung Kai Properties Ltd.	151,044	2,255,275

TOTAL HONG KONG		31,324,669

Ireland - 1.8%
Dalata Hotel Group PLC (a)	381,500	1,708,670
Hibernia (REIT) PLC	4,326,049	6,092,865

TOTAL IRELAND		7,801,535

Israel - 0.8%
Azrieli Group	83,300	3,548,007
Italy - 0.5%
Immobiliare Grande Distribuzione SpA	3,048,088	2,345,573
Japan - 21.0%
Advance Residence Investment Corp.	3,318	9,282,933
Comforia Residential REIT, Inc.	1,433	3,223,464
Daibiru Corp.	222,000	1,930,619
Fukuoka (REIT) Investment Fund	464	804,379
Goldcrest Co. Ltd.	339,300	6,182,915
Ichigo, Inc. (b)	256,900	1,117,063
Japan Rental Housing Investment, Inc.	5,257	4,065,440
Japan Senior Living Investment Corp.	3,222	4,421,148
Kenedix, Inc.	783,100	3,300,565
Kyushu Railway Co.	37,900	1,116,725
Mitsubishi Estate Co. Ltd.	1,578,000	31,320,752
Mitsui Fudosan Co. Ltd.	796,000	18,144,732
Ship Healthcare Holdings, Inc.	37,000	1,084,915
Tokyu Fudosan Holdings Corp.	434,900	2,459,194
Uchiyama Holdings Co. Ltd.	550,900	2,195,825

TOTAL JAPAN		90,650,669

Netherlands - 0.6%
VastNed Retail NV	69,618	2,675,575
Norway - 3.0%
Olav Thon Eiendomsselskap A/S	490,800	9,652,823
Selvaag Bolig ASA	641,300	3,127,971

TOTAL NORWAY		12,780,794

Singapore - 7.2%
Parkway Life REIT	4,705,100	8,657,722
UOL Group Ltd.	3,067,622	12,502,007
Wing Tai Holdings Ltd.	8,011,981	9,761,228

TOTAL SINGAPORE		30,920,957

Spain - 1.8%
Inmobiliaria Colonial SA	1,087,170	7,677,405
Sweden - 4.1%
Castellum AB	275,500	3,733,463
D. Carnegie & Co. AB (a)	335,200	3,766,855
Hufvudstaden AB Series A	220,350	3,410,587
Klovern AB (B Shares)	1,359,722	1,433,917
Kungsleden AB	340,600	2,149,455
Victoria Park AB	457,300	1,129,055
Wallenstam AB (B Shares)	278,300	2,142,985

TOTAL SWEDEN		17,766,317

Switzerland - 1.4%
PSP Swiss Property AG	65,482	5,856,356
United Kingdom - 10.1%
Assura PLC	4,192,870	3,017,659
Big Yellow Group PLC	230,400	1,951,506
Empiric Student Property PLC	1,368,627	1,855,283
Grainger Trust PLC	1,158,431	3,133,602
Hammerson PLC	888,600	5,992,932
Hansteen Holdings PLC (b)	2,188,900	2,880,155
Helical Bar PLC	1,102,527	3,569,409
Land Securities Group PLC	668,385	8,172,851
Safestore Holdings PLC	1,248,292	5,474,499
St. Modwen Properties PLC	480,725	1,605,175
Unite Group PLC	446,790	3,026,931
Workspace Group PLC	343,300	2,645,154

TOTAL UNITED KINGDOM		43,325,156

TOTAL COMMON STOCKS
(Cost $440,212,639)		409,491,762

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.41% (c)	19,325,063	19,330,861
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	381,592	381,668
TOTAL MONEY MARKET FUNDS
(Cost $19,709,912)		19,712,529
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $459,922,551)		429,204,291
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,836,819
NET ASSETS - 100%		$431,041,110

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,261
Fidelity Securities Lending Cash Central Fund	6,900
Total	$35,161

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$86,864,613

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $467,542,668. Net unrealized depreciation aggregated $38,338,377, of which $11,740,344 related to appreciated investment securities and $50,078,721 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

October 31, 2016

REA-QTLY-1216
1.809107.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 99.1%
REITs - Apartments - 15.9%
American Campus Communities, Inc.	973,193	$50,713
American Homes 4 Rent Class A	2,527,300	53,351
Apartment Investment & Management Co. Class A	2,004,974	88,359
AvalonBay Communities, Inc.	507,600	86,891
Camden Property Trust (SBI)	933,600	76,032
Equity Residential (SBI)	1,491,500	92,100
Essex Property Trust, Inc.	596,200	127,640
Monogram Residential Trust, Inc.	2,591,800	27,318
UDR, Inc.	5,288,041	184,923
		787,327
REITs - Diversified - 10.4%
Cousins Properties, Inc.	4,745,200	36,870
Digital Realty Trust, Inc. (a)	1,545,200	144,368
Duke Realty LP	9,091,900	237,753
Forest City Realty Trust, Inc.	4,312,900	93,116
		512,107
REITs - Health Care - 9.0%
Medical Properties Trust, Inc.	2,329,800	32,477
Ventas, Inc.	3,458,054	234,283
Welltower, Inc.	2,596,640	177,948
		444,708
REITs - Hotels - 6.0%
DiamondRock Hospitality Co.	4,736,700	43,341
FelCor Lodging Trust, Inc.	1,103,000	7,048
Host Hotels & Resorts, Inc.	12,568,905	194,567
RLJ Lodging Trust	2,454,800	48,409
		293,365
REITs - Manufactured Homes - 4.3%
Equity Lifestyle Properties, Inc.	1,620,887	122,928
Sun Communities, Inc.	1,182,663	90,982
		213,910
REITs - Office Property - 12.8%
Boston Properties, Inc.	1,582,200	190,623
Brandywine Realty Trust (SBI)	4,460,200	69,133
Douglas Emmett, Inc.	1,677,100	61,214
Highwoods Properties, Inc. (SBI)	823,623	40,876
Hudson Pacific Properties, Inc.	1,507,650	50,687
New York (REIT), Inc.	4,373,203	41,196
Parkway, Inc. (b)	593,150	10,689
Piedmont Office Realty Trust, Inc. Class A	2,498,100	51,161
SL Green Realty Corp.	730,846	71,784
VEREIT, Inc.	4,894,900	46,012
		633,375
REITs - Regional Malls - 12.5%
General Growth Properties, Inc.	6,633,900	165,516
Simon Property Group, Inc.	1,805,972	335,840
The Macerich Co.	1,629,500	115,336
		616,692
REITs - Shopping Centers - 10.3%
Acadia Realty Trust (SBI)	1,830,823	61,680
Brixmor Property Group, Inc.	4,017,896	102,135
Cedar Shopping Centers, Inc.	1,131,448	7,660
DDR Corp.	6,742,567	103,094
Kimco Realty Corp.	4,145,890	110,322
Kite Realty Group Trust	2,341,150	58,365
Ramco-Gershenson Properties Trust (SBI)	1,949,124	33,798
Urban Edge Properties	1,270,200	32,784
		509,838
REITs - Storage - 8.8%
Extra Space Storage, Inc.	1,499,940	109,721
Public Storage	1,525,900	326,115
		435,836
REITs - Warehouse/Industrial - 9.1%
Chambers Street Properties	3,833,766	35,347
DCT Industrial Trust, Inc.	2,288,373	106,981
Prologis, Inc.	5,535,300	288,721
Terreno Realty Corp.	768,376	20,055
		451,104
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $3,761,651)		4,898,262

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.41% (c)	44,912,525	44,926
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	14,722,304	14,725
TOTAL MONEY MARKET FUNDS
(Cost $59,649)		59,651
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,821,300)		4,957,913
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(14,445)
NET ASSETS - 100%		$4,943,468

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$54
Fidelity Securities Lending Cash Central Fund	70
Total	$124

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $3,851,153,000. Net unrealized appreciation aggregated $1,106,760,000, of which $1,254,177,000 related to appreciated investment securities and $147,417,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016